WBI Power Factor High Dividend ETF

Schedule of Investments

September 30, 2020 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 98.9%
	Banks - 17.5%
22,554	Associated Banc-Corp.	$284,632
12,334	Bank of the Ozarks +	262,961
14,358	Citizens Financial Group, Inc.	362,970
12,148	Comerica, Inc.	464,661
18,011	Fifth Third Bancorp	383,995
36,583	First Commonwealth Financial Corp.	283,152
13,689	First Financial Bancorp	288,564
42,776	First Horizon National Corp.	403,378
15,151	Hancock Holding Company	284,990
33,036	Hope Bancorp, Inc.	250,578
45,653	Huntington Bancshares, Inc.	418,638
31,513	KeyCorp	375,950
59,733	Premier Financial Bancorp, Inc.	645,116
20,422	Provident Financial Services, Inc.	249,148
32,702	Regions Financial Corp.	377,054
12,477	Sandy Spring Bancorp, Inc.	287,969
15,013	Synovus Financial Corp.	317,825
44,295	United Security Bancshares	270,643
11,088	Webster Financial Corp.	292,834
14,435	WesBanco, Inc. +	308,332

		6,813,390

	Consumer Durables & Apparel - 2.0%
50,103	Hanesbrands, Inc.	789,122

	Diversified Financials - 2.5%
39,564	Navient Corp.	334,316
11,891	OneMain Holdings, Inc.	371,594
19,022	Waddell & Reed Financial, Inc. - Class A +	282,476

		988,386

	Energy - 10.5%
129,957	DHT Holdings, Inc. (c)	670,578
68,114	Exxon Mobil Corp.	2,338,354
39,165	Hess Midstream L.P.	591,391
24,291	HollyFrontier Corp.	478,776

		4,079,099

	Food, Beverage & Tobacco - 13.9%
55,771	The Kraft Heinz Company	1,670,342
40,026	Philip Morris International, Inc.	3,001,550
77,105	Vector Group Ltd.	747,147

		5,419,039

	Insurance - 5.2%
8,138	FBL Financial Group, Inc.	392,252
7,225	Mercury General Corp.	298,898
19,003	Old Republic International Corp.	280,104
6,984	Principal Financial Group, Inc.	281,246
6,636	Prudential Financial, Inc.	421,519
22,169	Unum Group	373,104

		2,047,123

	Materials - 12.5%
18,846	Greif, Inc. - Class A	682,414
44,403	International Paper Company	1,800,097
24,630	LyondellBasell Industries N.V. - Class A (c)+	1,736,169
21,359	Schweitzer-Mauduit International, Inc.	649,100

		4,867,780

	Media & Entertainment - 3.1%
72,042	Interpublic Group of Companies, Inc. +	1,200,940

	Pharmaceuticals, Biotechnology & Life Sciences - 4.6%
20,351	AbbVie, Inc.	1,782,544

	Software & Services - 4.7%
15,059	International Business Machines Corp.	1,832,229

	Technology Hardware & Equipment - 6.6%
30,048	Seagate Technology PLC (c)+	1,480,465
57,388	Xerox Holdings Corp.	1,077,173

		2,557,638

	Telecommunication Services - 11.8%
99,246	AT&T, Inc.	2,829,503
176,597	Lumen Technologies, Inc.	1,781,864

		4,611,367

	Utilities - 4.0%
98,582	Spark Energy, Inc. +	820,202
76,591	Star Group L.P.	746,762

		1,566,964

	TOTAL COMMON STOCKS (Cost $41,505,121)	38,555,621

Shares/Amount	Security Description	Value
	SHORT TERM INVESTMENTS - 0.6%
251,770	U.S. Bank Money Market Deposit Account, 0.02%	251,770

	TOTAL SHORT TERM INVESTMENTS (Cost $251,770)	251,770

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 6.3%
2,469,543	Mount Vernon Liquid Assets Portfolio, LLC, 0.19% (a)(b)	2,469,543

	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $2,469,543)	2,469,543

	TOTAL INVESTMENTS - 105.8% (Cost $44,226,434)	41,276,934
	Liabilities in Excess of Other Assets - (5.8)%	(2,257,787)

	NET ASSETS - 100.0%	$39,019,147

+	All or portion of this security is on loan as of September 30, 2020. Total value of securities on loan is $2,404,397.

PLC	Public Limited Company

(a)	The rate quoted is the annualized seven-day yield as of September 30, 2020.
(b)	Privately offered liquidity fund.
(c)	Foreign issued security. Foreign concentration is as follows: Ireland 3.79%, Marshall Islands: 1.72%, Netherlands: 4.45%

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services, LLC.

The accompanying notes are an integral part of these schedules of investments.